DERIVATIVES, Designated Derivative Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Instrument	Dec. 31, 2017 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ (8,558)	$ (7,344)
Designated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	26
Contract notional amount	$ 615,570
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	(7,968)
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss, net of tax	(5,906)
Loss recognized into earnings	$ (366)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument	26
Contract notional amount	$ 615,570
Loss recognized in accumulated comprehensive loss, net of tax	(5,906)
Loss recognized into earnings	$ (366)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity date	Feb. 15, 2022
Hedge interest rate	2.50%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity date	Dec. 08, 2025
Hedge interest rate	3.13%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ (7,621)
Accrued interest	$ (347)